As filed with the Securities and Exchange Commission on May 30, 2012

File Nos.  333-179001

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ] Pre-Effective Amendment No.	[ X ] Post-Effective Amendment No. 2

FIRSTHAND FUNDS
(Exact name of Registrant as Specified in Charter)

150 Almaden Boulevard, Suite 1250, San Jose, California 95113
(Address of Principal Executive Offices)

(408) 886-7096
Registrant’s Telephone Number, including Area Code

Kevin M. Landis
Firsthand Capital Management, Inc.
150 Almaden Boulevard, Suite 1250, San Jose, California 95113
(Name and Address of Agent for Service)

Copies of all communications to:
Kelvin K. Leung, Esq.
Firsthand Capital Management, Inc.
150 Almaden Boulevard, Suite 1250, San Jose, California 95113

David A. Hearth, Esq.
Paul Hastings LLP
55 Second Street, 24th Floor, San Francisco, California 94105

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

FIRSTHAND FUNDS
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

Form N-14 Item No.		Prospectus/Proxy Statement Caption

Part A*
Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page of Registration Statement; Cross-Reference Sheet; Front Cover Page of Proxy Statement/Prospectus

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Table of Contents

Item 3.	Fee Table, Synopsis Information and Risk Factors	Summary; Appendix C: Expense Summaries of TLF and TOF

Item 4.	Information About the Transaction	Letter to Shareholders; Summary; The Reorganization

Item 5.	Information About the Registrant	Not Applicable

Item 6.	Information About the Company Being Acquired	Summary; Appendix C: Expense Summaries of TLF and TOF; Appendix D: Comparison of Fundamental Policies and Limitations of TLF and TOF

Item 7.	Voting Information	Voting Matters

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

Part B*		Statement of Additional Information Caption

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Table of Contents

Item 12.	Additional Information About the Registrant	Statement of Additional Information of Firsthand Funds dated April 2, 2012

Item 13.	Additional Information About the Company Being Acquired	Statement of Additional Information of Firsthand Funds dated April 2, 2012

Item 14.	Financial Statements	Annual Report of Firsthand Funds for fiscal year ended December 31, 20111; Pro forma financial statement as contained in the Statement of Additional Information of Firsthand Funds dated April 2, 2012

Part C*

Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

1
Firsthand Funds’ Annual Report for the fiscal year ended December 31, 2011 is incorporated herein by reference to the Annual Report of the Registrant on Form N-CSR filed March 2, 2011 (File No. 811-08268). The annual report will also be delivered to shareholders with the Prospectus/Proxy Statement.

*	Parts A, B and C are incorporated by reference to pre-effective amendment no. 2 filed on March 23, 2012. This filing includes a new exhibit.

Item 16.	Exhibits.

Exhibit Number	Description
(1)(a)
Declaration of Trust – Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) on May 11, 1999 (“Post-Effective Amendment No. 7”).

(1)(b)	Amendment to Declaration of Trust as adopted on February 14, 1998 – Incorporated by reference to Post-Effective Amendment No. 7.
(1)(c)
Amendment to Declaration of Trust as adopted on August 11, 2001 – Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 3, 2001 (“Post-Effective Amendment No. 20”).

(2)(a)
Amended By-Laws as adopted on February 7, 2004 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 29, 2004 (“Post-Effective Amendment No. 27”)

(3)	Not Applicable.
(4)
Agreement and Plan of Reorganization between Firsthand Technology Opportunities Fund and Firsthand Technology Value Fund – Incorporated by reference to Form N-14 as filed with the SEC on January 13, 2012.

(5)	Not Applicable.
(6)
Master Investment Advisory Agreement between Registrant and SiVest Group, Inc., dated November 9, 2009 with respect to Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand e-Commerce Fund and Firsthand Alternative Energy Fund – Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 26, 2010 (“Post-Effective Amendment No. 41”).

(7)(a)
Amended and Restated Distribution Agreement between Registrant and ALPS Distributors, Inc., dated August 11, 2001 – Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 31, 2001 (“Post-Effective Amendment No. 22”).

(7)(b)
Form of Distribution Agreement between Registrant and ALPS Distributors, Inc., dated September 30, 2005 – Incorporated by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 7, 2005 (“Post-Effective Amendment No. 29”).

7(c)	Distribution Agreement between Registrant and ALPS Distributors, Inc., dated November 1, 2011- Incorporated by reference to Form N-14 as filed with the SEC on January 13, 2012.
(8)	Not Applicable.
(9)(a)	Custodian Agreement between Registrant and PFPC Trust Company, dated July 8, 2005 – Incorporated by reference to Post-Effective Amendment No. 29.
(10)	Not Applicable.
(11)	Opinion and Consent of Counsel of Paul Hastings LLP – Incorporated by reference to Form N-14 Post-Effective Amendment No. 1 as filed with the SEC on April 2, 2012.

(12)	Opinion and Consent of Counsel of Paul, Hastings, LLP as to tax matters and consequences to shareholders – Filed herewith.
(13)(a)	Administration Agreement between Registrant and SiVest Group, Inc., dated August 3, 2009 – Incorporated by reference to Post-Effective Amendment No. 41.
(13)(b)
Sub-Administration and Accounting Services Agreement between Registrant, PNC Global Investment Servicing (U.S.) Inc. and SiVest Group, Inc. dated November 21, 2009 – Incorporated by reference to Post-Effective Amendment No. 41.

(13)(c)	Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. dated November 21, 2009 – Incorporated by reference to Post-Effective Amendment No. 41.
(13)(d)	FIN 48 Tax Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. dated November 21, 2009 – Incorporated by reference to Post-Effective Amendment No. 41.
(14)	Consent of Independent Accountants of Tait, Weller & Baker LLP – Not applicable.
(15)	Not Applicable.
(16)	Powers of Attorney – Incorporated by reference to Form N-14 as filed with the SEC on January 13, 2012.
(17)	Form of Proxy Ballot – Incorporated by reference to Pre-Effective Amendment No. 1 to N-14 filed on March 9, 2012.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Jose, in the State of California, on the 30th day of May, 2012.

FIRSTHAND FUNDS

By:	/s/ Kevin Landis
Kevin Landis, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures	Title	Date

*	Trustee	May 30, 2012
Greg Burglin

*	Trustee	May 30, 2012
Rodney Yee

/s/ Kevin Landis	Chairman of the Board of Trustees	May 30, 2012
Kevin Landis

/s/ Omar Billawala	Treasurer (Principal Financial Officer and Principal Accounting Officer)	May 30, 2012
Omar Billawala

* By:	/s/ Kevin Landis
Kevin Landis, attorney-in-fact pursuant to powers of attorney

INDEX OF EXHIBITS

(12)	Legal Opinion (as to tax matters)